SHARE-BASED COMPENSATION - Unvested RSUs (Details) - RSUs - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of RSUs
Unvested, beginning	7,168,226
Granted	4,534,646
Vested	(3,002,479)
Forfeited	(541,496)
Unvested, ending	8,158,897	7,168,226
Weighted Average Grant Date Fair Value
Unvested, beginning	$ 13.38
Granted	9.48
Vested	13.39
Forfeited	10.92
Unvested, ending	$ 11.37	$ 13.38
Weighted average remaining contractual life	8 years 10 months 20 days	5 years 1 month 24 days
Vested but not settled (in shares)	708	25,339,599